May 14, 2015

Via EDGAR

Michelle Roberts
Senior Attorney
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington D.C. 20549-8629

Re:    Principal Variable Contracts Funds, Inc.
File Numbers 002-35570, 811-01944
Post-Effective Amendment No. 100 to the Registration Statement on Form N-1A
Dear Ms. Roberts,
Pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), Principal Variable Contracts Funds, Inc. (the “Registrant”) is filing with the Securities and Exchange Commission (the “Commission”) a post-effective amendment to the Registrant’s registration statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940 (the “Amendment”).
The Registrant is filing the Amendment to add a new series, the Multi-Asset Income Account, in existing share classes (Classes 1 and 2). Because these share classes currently exist and other disclosure in the filing has been reviewed as part of the annual update process, the Registrant requests selective review of the disclosure relevant to the limited changes in this filing (for example, principal investment strategies, principal risks, and annual operating expense information and examples for the Multi-Asset Income Account). See Release No. 33-6510 (February 15, 1984).
The Registrant will update certain information in a subsequent filing pursuant to Rule 485(b) under the 1933 Act, including, for example, 5% and 25% ownership information.
The Amendment consists of the following:

(1)	Facing Page

(2)	Part A (a prospectus for Classes 1 and 2 of the new Multi-Asset Income Account)

(3)	Part B (an amended and restated Statement of Additional Information that includes each of the Registrant’s series, as well as revisions related to the new Multi-Asset Income Account)

(4)	Part C, and

(5)	Signature pages.

We understand that the Registrant is responsible for the accuracy and adequacy of the disclosure in the filing and that Staff comments or our changes to the disclosure in response to the Staff comments do not foreclose the Commission from taking any action with respect to the filing. In addition, the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
The Registrant is not filing the Amendment to update or amend the prospectuses or statement of additional information for the Registrant’s other series.

Please call me at 515-235-1209 or Clint Woods at 515-247-5461 if you have any questions.
Sincerely,
/s/ Britney Schnathorst
Britney Schnathorst
Assistant Counsel, Registrant